ANNUAL REPORT
                                 MAY 31, 2000

                                   [GRAPHIC]

Mercury
Pan-European
Growth
Fund                         OF MERCURY ASSET
                             MANAGEMENT FUNDS, INC.


                                          MERCURY ASSET
                                          MANAGEMENT

PORTFOLIO INFORMATION

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of May 31, 2000*

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of May 31, 2000*)

Belgium                                                                   2.1%
Finland                                                                   4.6%
France                                                                   15.8%
Germany                                                                  14.0%
Italy                                                                     4.0%
Netherlands                                                               6.1%
Spain                                                                     4.0%
Sweden                                                                    4.8%
Switzerland                                                              10.2%
United Kingdom                                                           27.9%
Other                                                                     2.7%**

*     Total may not equal 100%.
**    Includes Denmark, Greece, Austria, United States, Ireland and Portugal.

WORLDWIDE INVESTMENTS AS OF MAY 31, 2000
================================================================================
Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
Vodafone AirTouch PLC                                                   5.2%
--------------------------------------------------------------------------------
Nokia Oyj                                                               4.6
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
 Ericsson AB 'B'                                                        3.1
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                       3.0
--------------------------------------------------------------------------------
Siemens AG                                                              3.0
--------------------------------------------------------------------------------
BP Amoco PLC                                                            2.7
--------------------------------------------------------------------------------
Total Fina SA 'B'                                                       2.5
--------------------------------------------------------------------------------
Bayer AG                                                                2.3
--------------------------------------------------------------------------------
Telefonica SA                                                           2.2
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                         1.9
--------------------------------------------------------------------------------

================================================================================
Ten Largest                                                           Percent of
Industry Holdings                                                     Net Assets
--------------------------------------------------------------------------------
Banks                                                                  12.1%
--------------------------------------------------------------------------------
Diversified Telecommunication
 Services                                                              10.1
--------------------------------------------------------------------------------
Communications Equipment                                                8.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                         8.5
--------------------------------------------------------------------------------
Oil & Gas                                                               8.2
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                                                6.6
--------------------------------------------------------------------------------
Insurance                                                               6.3
--------------------------------------------------------------------------------
Food Products                                                           4.0
--------------------------------------------------------------------------------
Chemicals                                                               3.0
--------------------------------------------------------------------------------
Industrial Conglomerates                                                3.0
--------------------------------------------------------------------------------


                May 31, 2000 (2) Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to provide you with this annual report to shareholders. During the fiscal year ended May 31, 2000, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of +14.99%, +14.69%, +13.87% and +13.82%, respectively. This compares with total returns of +14.6% for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index and +31.0% for the Lipper European Region Funds average. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 7-9 of this report to shareholders.) For much of the second half of 1999 and early 2000, the Portfolio benefited from its exposure to a number of the leading growth companies in the European telecommunications, media and technology sectors, which rallied sharply. Particularly notable performers included Mannesmann AG, Siemens AG and Nokia Oyj. Banking stocks were generally poor relative performers over the fiscal year, as were retail and pharmaceutical companies.

More recently, the technology and technology-related sectors have had a severe correction as valuation concerns began to dominate sentiment. Although this led to the Portfolio giving up much of the outperformance against the benchmark MSCI Europe Index, there has not been a significant negative impact from the dramatic sector rotation seen in the past two months.

Economic Review

Although still lagging behind the United States, European economies have shown strong signs of recovery over the past six months, with both business and consumer confidence indicators rising strongly. Europe is particularly sensitive to growth in Asian markets and the recovery there over the past year has provided a major stimulus to exports. Helped by relatively loose monetary policies and a growing political acceptance of deregulation across many sectors, unemployment, although still high at 9.2%, is currently on a steady, declining path. This is providing further support for consumer spending.

At this time, gross domestic product growth for the Eurozone economies is expected to exceed 3.5% for the year. However, the strength of this recovery, combined with a sharp increase in the oil price from the average levels of 1999, has spurred the European Central Bank (ECB) to take pre-emptive action to ensure that inflation remains under control. Consequently, short-term interest rates have been raised steadily since last November, with the last increase to 3.75% in April representing a rise of 125 basis points (1.25%) from the low seen last year. Inflation across the Eurozone has remained relatively subdued, its latest reading for April standing at 1.9%.

The other critical factor determining ECB policy has been the continuing weakness of the euro against the US dollar, as the new European currency has fallen 20.5% since


                May 31, 2000 (3) Mercury Pan-European Growth Fund its introduction at the beginning of 1999 and 7.6% over the past six months. The major factor behind this weakness has been the substantial net outflow of liquidity, well over $100 billion from the Eurozone alone in 1999, as corporate and portfolio investors looked to the United States for superior returns.

On a positive note, the weak euro has provided a boost to European exporters and corporate profits generally have benefited substantially. Although growth trends in the United States and Europe will probably have to show signs of convergence before a significant reversal of the euro's decline is seen, the currency at least appears to be past the worst, and has recently shown signs of bottoming out.

Market Review

European stock markets rose strongly between December 1999 and March 2000 before consolidating in April, although dollar investors lost much of this gain through euro weakness. In line with other global markets, the principal factor behind the strength at the turn of the year was investor enthusiasm for new economy stocks in the technology and media sectors, with the leading European telephone service companies providing a common thread to the bullish mood. However, since the end of March there has been substantial sector rotation out of these high growth, high valuation stocks into more traditional, defensive areas of the market such as banks and food manufacturing. This resulted as the prospect of more aggressive monetary tightening on both sides of the Atlantic caused a sharp reassessment of prospects.

The best-performing markets over the past six months were Norway and Sweden, reflecting the heavy weightings in their respective indexes of Nokia Oyj and Telefonaktiebolaget LM Ericsson, both companies being leaders in the provision of equipment to the wireless telephony industry. The largest markets of Germany, France and Italy also did well compared with the European average, to a large extent because of the major telephone operating companies in those countries that have enjoyed a significant upgrading. The United Kingdom was a notable underperformer, reflecting its large exposure to the oil and pharmaceuticals sectors that lagged behind the average trend. Over the period as a whole, financial, energy and consumer stocks generally underperformed, whereas the technology, media and telecommunication sectors showed significant relative strength in spite of the reversal in April.

Corporate activity has remained brisk as the need for further consolidation was put into action across a broad range of European sectors. Particularly important in this respect was the successful takeover of Mannesmann AG by Vodafone AirTouch PLC, which has created a leading global wireless operator. Merger and acquisition activity in the banking sector remained high, with Royal Bank of Scotland buying Nat West Bank in the United Kingdom. In the information technology consultancy sector, Cap Gemini SA and Ernst & Young Consulting have agreed to merge, again creating a powerful business with global reach.


                May 31, 2000 (4) Mercury Pan-European Growth Fund

One other development of particular significance was the announcement at the end of 1999 by the German government of a major reduction in both corporate and personal taxation and a radical proposal to abolish all capital gains tax liabilities on the sale of cross-holdings in quoted companies. This resulted in a sharp recovery of German financial stocks. Although these measures have still to obtain parliamentary approval, the extent to which capital will potentially be freed up and invested more productively, particularly in the financial sector, promises much better shareholder returns over the longer term and is also explicitly intended to help make German business more competitive.

Portfolio Activity

The Portfolio remained fully invested throughout the last six months, and for much of the period the focus has been on growth companies benefiting from the new opportunities opening up in the telecommunications and media sectors. There has been a particular concentration on suppliers of the high technology equipment required for the many new services on offer, notably Nokia Oyj and Telefonaktiebolaget LM Ericsson, but also on those companies such as Siemens AG that are successfully restructuring their businesses. Among the telephone companies, the Portfolio has remained most exposed to mobile service providers, although following the takeover of Mannesmann AG, a new holding was introduced in France Telecom SA. The Portfolio's previously underweighted position in financials has been moved closer to neutral as the weighting in southern European banks was increased to reflect the strong growth and further restructuring potential in this area. Since February, we have steadily taken profits in a number of smaller media and technology companies that had benefited from the Internet euphoria seen last year.

Investment Outlook

With corporate results often coming in ahead of expectations, the impact on profitability of stronger growth and the weak euro is becoming increasingly evident. However, against a background of continuing interest rate uncertainty and high valuations prevalent in certain sectors, we expect market volatility to remain high in the short term. Consequently, the Portfolio's exposure is focused on larger companies that we believe can demonstrate clear growth strategies and a significant commitment to improving shareholder returns.

Corporate activity is likely to remain a potent factor in many sectors, and although the supply of new equity will continue to be high, overall liquidity flows should remain supportive. Any signs that the euro may at least stabilize, or even begin to recover, would provide a further positive signal. A broad commitment to improving competitiveness, strong economic growth potential and the further expansion of an increasingly vibrant equity culture could continue to underpin Europe's long-term attractions to investors.


                May 31, 2000 (5) Mercury Pan-European Growth Fund

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                           /s/ Andreas E.F. Utermann

Jeffrey Peek                               Andreas E.F. Utermann
President                                  Portfolio Manager

July 13, 2000

IMPORTANT TAX INFORMATION
================================================================================
The following information summarizes all per share distributions paid by Mercury Pan-European Growth Fund during the year ended May 31, 2000.
--------------------------------------------------------------------------------
                                    Domestic     Foreign     Total     Foreign
             Record     Payable  Non-Qualifying  Source    Ordinary  Withholding
              Date       Date        Income      Income     Income      Tax*
--------------------------------------------------------------------------------
Class I     12/08/99   12/16/99     $.100668    $.105517   $.206185   $.018801

Class B     12/08/99   12/16/99     $.069610    $.072964   $.142574   $.018801

Class C     12/08/99   12/16/99     $.067179    $.070416   $.137595   $.018801

Class A     12/08/99   12/16/99     $.089663    $.093982   $.183645   $.018801
--------------------------------------------------------------------------------

* The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends and/or interest received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

      Additionally, there were no long-term capital gains distributions paid by the Fund during the year.

      Please retain this information for your records.


                May 31, 2000 (6) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                May 31, 2000 (7) Mercury Pan-European Growth Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT
================================================================================

A line graph depicting the growth of an investment in the Fund's Class I, Class A, Class B & Class C Shares compared to growth of an investment in the MSCI Europe. Beginning and ending values are:

                                                            10/30/98**     5/00
Mercury Pan-European Growth Fund+--Class I Shares*           $ 9,475     $11,233
Mercury Pan-European Growth Fund+--Class A Shares*           $ 9,475     $11,193
Mercury Pan-European Growth Fund+--Class B Shares*           $10,000     $11,271
Mercury Pan-European Growth Fund+--Class C Shares*           $10,000     $11,666
MSCI Europe Index++                                          $10,000     $12,087

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Mercury Master Pan-European Growth Portfolio. The Portfolio invests primarily in stocks of companies located in European countries that its management believes are undervalued or have good prospects for earnings growth.
++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.
      Past performance is not predictive of future results.


                May 31, 2000 (8) Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                          % Return     % Return
                                                       Without Sales  With Sales
Class I Shares*                                            Charge      Charge**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                         +19.61%     +13.33%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                            +17.34      +12.96
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                            % Return    % Return
                                                             Without      With
Class B Shares*                                               CDSC        CDSC**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                           +18.37%     +14.37%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                              +16.17      +13.51
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                          % Return     % Return
                                                       Without Sales  With Sales
Class A Shares*                                            Charge      Charge**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                           +19.31%     +13.04%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                              +17.05      +12.68
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                            % Return    % Return
                                                             Without      With
Class C Shares*                                               CDSC        CDSC**
--------------------------------------------------------------------------------
Year Ended 3/31/00                                           +18.42%     +17.42%
--------------------------------------------------------------------------------
Inception (10/30/98)
through 3/31/00                                              +16.20      +15.54
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                   6 Month         12 Month      Since Inception
As of May 31, 2000              Total Return     Total Return     Total Return
--------------------------------------------------------------------------------
Class I                            +4.91%           +14.99%          +18.55%
--------------------------------------------------------------------------------
Class A                            +4.82            +14.69           +18.13
--------------------------------------------------------------------------------
Class B                            +4.49            +13.87           +16.71
--------------------------------------------------------------------------------
Class C                            +4.44            +13.82           +16.66
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


                May 31, 2000 (9) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
--------------------------------------------------------------------------------
MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
Assets:

Investment in Mercury Master Pan-European
  Growth Portfolio, at value (identified
  cost--$437,411,041)                                             $ 516,644,720
Prepaid registration fees                                               109,210
                                                                  -------------
Total assets                                                        516,753,930
                                                                  -------------
--------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                  387,272
Payable to administrator                                                 90,838
Accrued expenses                                                        218,792
                                                                  -------------
Total liabilities                                                       696,902
                                                                  -------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                        $ 516,057,028
                                                                  =============
--------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par
  value, 100,000,000 shares authorized                            $         340
Class A Shares of Common Stock, $.0001 par
  value, 100,000,000 shares authorized                                      520
Class B Shares of Common Stock, $.0001 par
  value, 100,000,000 shares authorized                                    2,500
Class C Shares of Common Stock, $.0001 par
  value, 100,000,000 shares authorized                                    1,108
Paid-in capital in excess of par                                    439,701,509
Accumulated realized capital losses on
  investments and foreign currency
  transactions from the Portfolio--net                               (2,882,628)
Unrealized appreciation on investments and
  foreign currency transactions from the
  Portfolio--net                                                     79,233,679
                                                                  -------------
Net assets                                                        $ 516,057,028
                                                                  =============
--------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $39,657,530
  and 3,403,762 shares outstanding                                $       11.65
                                                                  =============
Class A--Based on net assets of $60,497,045
  and 5,203,004 shares outstanding                                $       11.63
                                                                  =============
Class B--Based on net assets of $288,123,772
  and 24,997,827 shares outstanding                               $       11.53
                                                                  =============
Class C--Based on net assets of $127,778,681
  and 11,081,688 shares outstanding                               $       11.53
                                                                  =============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2000 (10) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
Investment Income:

Investment income allocated from the
  Portfolio (net of $1,161,649 foreign
  withholding tax)                                                 $  8,709,332
Expenses allocated from the Portfolio                                (4,762,421)
                                                                   ------------
Net investment income from the Portfolio                              3,946,911
                                                                   ------------
--------------------------------------------------------------------------------

Expenses:

Account maintenance and distribution
  fees--Class B                                    $  3,004,300
Account maintenance and distribution
  fees--Class C                                       1,412,037
Administration fee                                    1,385,588
Transfer agent fees--Class B                            351,437
Account maintenance fees--Class A                       181,679
Transfer agent fees--Class C                            169,666
Printing and shareholder reports                         95,797
Transfer agent fees--Class A                             71,362
Registration fees                                        66,875
Transfer agent fees--Class I                             39,043
Professional fees                                        33,735
Accounting services                                       2,544
                                                   ------------
Total expenses                                                        6,814,063
                                                                   ------------
Investment loss--net                                                 (2,867,152)
                                                                   ------------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:

Realized gain (loss) from the Portfolio on:
  Investments--net                                      448,293
  Foreign currency transactions--net                   (328,441)        119,852
                                                   ------------
Change in unrealized appreciation on investments
  and foreign currency transactions from the
  Portfolio--net                                                     75,497,598
                                                                   ------------
Net Increase in Net Assets Resulting from Operations               $ 72,750,298
                                                                   ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2000 (11) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

 MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

                                                                 For the      For the Period
                                                               Year Ended     Oct. 30, 1998+
 Increase (Decrease) in Net Assets:                           May 31, 2000    to May 31, 1999
----------------------------------------------------------------------------------------------
 Operations:

 Investment income (loss)--net                                $  (2,867,152)   $   1,734,186
 Realized gain on investments and foreign
   currency transactions from the Portfolio--net                    119,852        5,212,570
 Change in unrealized appreciation on investments
   and foreign currency transactions from the
   Portfolio--net                                                75,497,598        3,736,081
                                                              ------------------------------
 Net increase in net assets resulting from operations            72,750,298       10,682,837
                                                              ------------------------------
----------------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 In excess of investment income--net:
   Class I                                                         (319,718)              --
   Class A                                                         (438,153)              --
   Class B                                                         (897,376)              --
   Class C                                                         (358,303)              --
 Realized gain on investments from the Portfolio--net:
   Class I                                                         (353,344)              --
   Class A                                                         (628,989)              --
   Class B                                                       (2,829,357)              --
   Class C                                                       (1,321,333)              --
                                                              ------------------------------
 Net decrease in net assets resulting from dividends
   and distributions to shareholders                             (7,146,573)              --
                                                              ------------------------------
----------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase (decrease) in net assets derived from capital
   share transactions                                          (101,982,761)     541,603,227
                                                              ------------------------------
----------------------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets                        (36,379,036)     552,286,064
 Beginning of period                                            552,436,064          150,000
                                                              ------------------------------
 End of period*                                               $ 516,057,028    $ 552,436,064
                                                              ==============================
----------------------------------------------------------------------------------------------

*Undistributed investment income--net                         $          --    $   2,013,145
                                                              ==============================

+Commencement of operations.

 See Notes to Financial Statements.


               May 31, 2000 (12) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class I
                                                          ----------------------------------
                                                              For the        For the Period
                                                            Year Ended       Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000++++   to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                      $        10.31     $        10.00
                                                          ---------------------------------
Investment income--net                                               .04                .08
Realized and unrealized gain on investments and
  foreign currency transactions from the Portfolio--net             1.51                .23
                                                          ---------------------------------
Total from investment operations                                    1.55                .31
                                                          ---------------------------------
Less dividends and distributions:
  In excess of investment income--net                               (.10)                --
  Realized gain on investments from the Portfolio--net              (.11)                --
                                                          ---------------------------------
Total dividends and distributions                                   (.21)                --
                                                          ---------------------------------
Net asset value, end of period                            $        11.65     $        10.31
                                                          =================================
--------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                 14.99%              3.10%++++
                                                          =================================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                                         1.24%              1.41%*
                                                          =================================

Investment income--net                                               .36%              1.42%*
                                                          =================================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                  $       39,657     $       39,781
                                                          =================================
--------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


               May 31, 2000 (13) Mercury Pan-European Growth Fund

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class A
                                                          ----------------------------------
                                                              For the        For the Period
                                                            Year Ended       Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000++     to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                      $      10.30     $      10.00
                                                          -----------------------------
Investment income--net                                             .01              .07
Realized and unrealized gain on investments and foreign
  currency transactions from the Portfolio--net                   1.51              .23
                                                          -----------------------------
Total from investment operations                                  1.52              .30
                                                          -----------------------------
Less dividends and distributions:
  In excess of investment income--net                             (.08)              --
  Realized gain on investments from the Portfolio--net            (.11)              --
                                                          -----------------------------
Total dividends and distributions                                 (.19)              --
                                                          -----------------------------
Net asset value, end of period                            $      11.63     $      10.30
                                                          =============================
--------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                               14.69%            3.00%++++
                                                          =============================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                                       1.49%            1.66%*
                                                          =============================
Investment income--net                                             .08%            1.05%*
                                                          =============================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                  $     60,497     $     83,316
                                                          ============     ============
--------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


               May 31, 2000 (14) Mercury Pan-European Growth Fund

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class B
                                                          ----------------------------------
                                                              For the        For the Period
                                                            Year Ended       Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000++     to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                      $      10.25     $      10.00
                                                          -----------------------------
Investment income (loss)--net                                     (.08)             .02
Realized and unrealized gain on investments and foreign
  currency transactions from the Portfolio--net                   1.50              .23
                                                          -----------------------------
Total from investment operations                                  1.42              .25
                                                          -----------------------------
Less dividends and distributions:
  In excess of investment income--net                             (.03)              --
  Realized gain on investments from the Portfolio--net            (.11)              --
                                                          -----------------------------
Total dividends and distributions                                 (.14)              --
                                                          -----------------------------
Net asset value, end of period                            $      11.53     $      10.25
                                                          =============================
--------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                               13.87%            2.50%++++
                                                          =============================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                                       2.26%            2.43%*
                                                          =============================
Investment income (loss)--net                                     (.69%)            .36%*
                                                          =============================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                  $    288,124     $    286,612
                                                          =============================
--------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


               May 31, 2000 (15) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================
The following per share data and ratios have been derived from information provided in the financial statements.

                                                                       Class C
                                                          ----------------------------------
                                                              For the        For the Period
                                                            Year Ended       Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                   May 31, 2000++     to May 31, 1999
--------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                      $      10.25     $      10.00
                                                          -----------------------------
Investment income (loss)--net                                     (.08)             .02
Realized and unrealized gain on investments and foreign
  currency transactions from the Portfolio--net                   1.50              .23
                                                          -----------------------------
Total from investment operations                                  1.42              .25
                                                          -----------------------------
Less dividends and distributions:
  In excess of investment income--net                             (.03)              --
  Realized gain on investments from the Portfolio--net            (.11)              --
                                                          -----------------------------
Total dividends and distributions                                 (.14)              --
                                                          -----------------------------
Net asset value, end of period                            $      11.53     $      10.25
                                                          =============================
--------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                               13.82%            2.50%++++
                                                          =============================
--------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses+++                                                       2.26%            2.43%*
                                                          =============================
Investment income (loss)--net                                     (.70%)            .35%*
                                                          =============================
--------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                  $    127,779     $    142,727
                                                          =============================
--------------------------------------------------------------------------------------------

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


               May 31, 2000 (16) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY PAN-EUROPEAN GROWTH FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Pan-European Growth Fund (the "Fund") is part of Mercury Asset Management Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master Pan-European Growth Portfolio (the "Portfolio") of Mercury Asset Management Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.


               May 31, 2000 (17) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

      (f) Investment transactions--Investment transactions are accounted for on a trade date basis.

      (g) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $2,892,067 have been reclassified between accumulated net realized capital losses and accumulated net investment loss and $24,512 has been reclassified between accumulated net investment loss and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset values per share.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      The Corporation has also entered into a Distribution Agreement and Distribution Plans with Mercury Funds Distributor ("MFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                Account             Distribution
                                             Maintenance Fee             Fee
      --------------------------------------------------------------------------
      Class A                                     .25%                   --
      --------------------------------------------------------------------------
      Class B                                     .25%                  .75%
      --------------------------------------------------------------------------
      Class C                                     .25%                  .75%
      --------------------------------------------------------------------------


               May 31, 2000 (18) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended May 31, 2000, MFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                                      MFD                MLPF&S
      --------------------------------------------------------------------------
      Class I                                       $     2             $     37
      --------------------------------------------------------------------------
      Class A                                       $10,037             $174,825
      --------------------------------------------------------------------------

      For the year ended May 31, 2000, MLPF&S received contingent deferred sales charges of $1,574,895 and $131,924 relating to transactions in Class B and Class C Shares, respectively.

      Furthermore, MLPF&S received contingent deferred sales charges of $99,059 and $5,323 relating to transactions subject to front-end sales charge waivers in Class I and Class A Shares, respectively.

      Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Accounting services are provided to the Fund by FAM at cost.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury International, FAM, PSI, PFD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the year ended May 31, 2000 were $13,987,077 and $130,103,449, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions were $(101,982,761) and $541,603,227 for the year ended May 31, 2000 and for the period October 30, 1998 to May 31, 1999.


               May 31, 2000 (19) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Transactions in capital shares for each class were as follows:

Class I Shares for the Year Ended
May 31, 2000                                          Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                           2,199,781    $ 25,444,355
Shares issued to shareholders in reinvestment
  of dividends and distributions                         49,390         577,868
                                                   ----------------------------
Total issued                                          2,249,171      26,022,223
Shares redeemed                                      (2,703,356)    (30,700,632)
                                                   ----------------------------
Net decrease                                           (454,185)   $ (4,678,409)
                                                   ============================
--------------------------------------------------------------------------------

Class I Shares for the Period October 30, 1998+
to May 31, 1999                                       Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                           4,955,745    $ 50,769,993
Shares redeemed                                      (1,101,548)    (11,585,701)
                                                   ----------------------------
Net increase                                          3,854,197    $ 39,184,292
                                                   ============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

Class A Shares for the Year Ended
May 31, 2000                                          Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                             482,270    $  5,502,162
Shares issued to shareholders in reinvestment
  of dividends and distributions                         75,117         878,116
                                                   ----------------------------
Total issued                                            557,387       6,380,278
Shares redeemed                                      (3,446,031)    (38,346,833)
                                                   ----------------------------
Net decrease                                         (2,888,644)   $(31,966,555)
                                                   ============================
--------------------------------------------------------------------------------

Class A Shares for the Period October 30, 1998+
to May 31, 1999                                       Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                          10,324,602    $103,931,685
Shares redeemed                                      (2,236,704)    (23,289,859)
                                                   ----------------------------
Net increase                                          8,087,898    $ 80,641,826
                                                   ============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

Class B Shares for the Year Ended
May 31, 2000                                          Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                           1,719,545    $ 19,392,147
Shares issued to shareholders in reinvestment
  of dividends and distributions                        265,161       3,083,821
                                                   ----------------------------
Total issued                                          1,984,706      22,475,968
Shares redeemed                                      (4,946,474)    (55,762,145)
                                                   ----------------------------
Net decrease                                         (2,961,768)   $(33,286,177)
                                                   ============================
--------------------------------------------------------------------------------


               May 31, 2000 (20) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

Class B Shares for the Period October 30, 1998+
to May 31, 1999                                       Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                         29,837,631    $301,081,394
Shares redeemed                                     (1,881,787)    (19,635,007)
                                                   ----------------------------
Net increase                                        27,955,844    $281,446,387
                                                   ============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.

Class C Shares for the Year Ended
May 31, 2000                                          Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                             887,587    $ 10,055,386
Shares issued to shareholders in reinvestment
  of dividends and distributions                        121,468       1,413,888
                                                   ----------------------------
Total issued                                          1,009,055      11,469,274
Shares redeemed                                      (3,850,764)    (43,520,894)
                                                   ----------------------------
Net decrease                                         (2,841,709)   $(32,051,620)
                                                   ============================
--------------------------------------------------------------------------------

Class C Shares for the Period October 30, 1998+
to May 31, 1999                                       Shares       Dollar Amount
--------------------------------------------------------------------------------
Shares sold                                          15,587,252    $157,781,489
Shares redeemed                                      (1,667,606)    (17,450,767)
                                                   ----------------------------
Net increase                                         13,919,646    $140,330,722
                                                   ============================
--------------------------------------------------------------------------------
+ Prior to October 30, 1998 (commencement of operations), the Fund issued 3,750 shares to Mercury International for $37,500.


               May 31, 2000 (21) Mercury Pan-European Growth Fund

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Mercury Pan-European Growth Fund
(One of the Series constituting Mercury Asset Management Funds, Inc.):

We have audited the accompanying statement of assets and liabilities of Mercury Pan-European Growth Fund as of May 31, 2000, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Pan-European Growth Fund as of May 31, 2000, the results of its operations for the year then ended and the changes in its net assets, and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999, in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 17, 2000


               May 31, 2000 (22) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Auto Components

France            42,426   Valeo SA                                      $  2,136,481      0.4%

                           Total Investments in
                           Auto Components                                  2,136,481      0.4
--------------------------------------------------------------------------------------------------

Automobiles

Germany           40,000   DaimlerChrysler AG                               2,155,278      0.4
--------------------------------------------------------------------------------------------------
                           Total Investments in Automobiles                 2,155,278      0.4
--------------------------------------------------------------------------------------------------

Banks

France            85,000   Banque Nationale de Paris (BNP)                  7,626,706      1.5
--------------------------------------------------------------------------------------------------
Germany           46,000   Deutsche Bank AG (Registered Shares)             3,532,281      0.7
                  67,000   HypoVereinsbank                                  4,330,865      0.8
                                                                         ---------------------
                                                                            7,863,146      1.5
--------------------------------------------------------------------------------------------------
Ireland           50,000   Allied Irish Banks PLC                             459,063      0.1
--------------------------------------------------------------------------------------------------
Italy          1,200,000   Banca Intesa SpA                                 4,707,482      0.9
                      20   Banca Intesa SpA (Rights)                                0      0.0
                 870,000   Unicredito Italiano SpA                          3,824,412      0.7
                                                                         ---------------------
                                                                            8,531,894      1.6
--------------------------------------------------------------------------------------------------
Spain            240,000   Banco Bilbao Vizcaya, SA                         3,338,640      0.6
                 570,000   Banco Santander Central Hispano, SA              5,555,775      1.1
                                                                         ---------------------
                                                                            8,894,415      1.7
--------------------------------------------------------------------------------------------------
Switzerland        1,400   Julius Baer Holdings Ltd.                        4,997,050      1.0
                  57,500   UBS AG (Registered)                              7,726,032      1.5
                                                                         ---------------------
                                                                           12,723,082      2.5
--------------------------------------------------------------------------------------------------
United Kingdom   190,000   Barclays PLC                                     4,938,638      0.9
                 610,000   HSBC Holdings PLC                                6,728,841      1.3
                 460,000   Lloyds TSB Group PLC                             4,977,949      1.0
                                                                         ---------------------
                                                                           16,645,428      3.2
--------------------------------------------------------------------------------------------------
                           Total Investments in Banks                      62,743,734     12.1
--------------------------------------------------------------------------------------------------

Chemicals

Germany          315,000   Bayer AG                                        12,079,617      2.3
--------------------------------------------------------------------------------------------------
Netherlands       90,000   Akzo Nobel NV                                    3,414,594      0.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Chemicals                  15,494,211      3.0
--------------------------------------------------------------------------------------------------


               May 31, 2000 (23) Mercury Pan-European Growth Fund

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Commercial Services & Supplies

Denmark           60,000  +ISS A/S                                       $  4,322,713      0.8%
--------------------------------------------------------------------------------------------------
France             8,724  +Atos SA                                            847,899      0.2
--------------------------------------------------------------------------------------------------
Switzerland        5,000   Adecco SA (Registered Shares)                    3,929,204      0.8
--------------------------------------------------------------------------------------------------
United Kingdom 1,000,000   Hays PLC                                         5,605,125      1.1
--------------------------------------------------------------------------------------------------
                           Total Investments in Commercial
                           Services & Supplies                             14,704,941      2.9
--------------------------------------------------------------------------------------------------

Communications Equipment

Finland          454,000   Nokia Oyj                                       23,494,010      4.6
--------------------------------------------------------------------------------------------------
Sweden           800,000   Telefonaktiebolaget LM Ericsson AB 'B'          16,198,824      3.1
--------------------------------------------------------------------------------------------------
United Kingdom   360,000   Marconi PLC                                      4,331,641      0.8
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Communications Equipment                        44,024,475      8.5
--------------------------------------------------------------------------------------------------

Construction & Engineering

Austria           47,720   VA Technologie AG                                2,606,208      0.5
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Construction & Engineering                       2,606,208      0.5
--------------------------------------------------------------------------------------------------

Construction Materials

Germany           30,074   Heidelberger Zement AG                           1,743,164      0.3
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Construction Materials                           1,743,164      0.3
--------------------------------------------------------------------------------------------------

Diversified Financials

Belgium          210,000   Fortis (B)                                       5,423,899      1.0
--------------------------------------------------------------------------------------------------
Netherlands      155,000   ING Groep NV                                     9,215,620      1.8
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Diversified Financials                          14,639,519      2.8
--------------------------------------------------------------------------------------------------

Diversified Telecommunication Services

France            36,360   France Telecom SA                                5,277,221      1.0
--------------------------------------------------------------------------------------------------
Germany          140,000   Deutsche Telekom AG
                           (Registered Shares)                              8,699,012      1.7
--------------------------------------------------------------------------------------------------
Greece           110,000   Hellenic Telecommunications
                           Organization SA (OTE)                            2,697,993      0.5
--------------------------------------------------------------------------------------------------
Italy            950,000   Olivetti SpA                                     3,206,949      0.6
                 775,000   Telecom Italia SpA (Registered)                  4,779,588      0.9
                                                                         ---------------------
                                                                            7,986,537      1.5
--------------------------------------------------------------------------------------------------
Netherlands       32,000  +KPN NV                                           2,872,714      0.6
--------------------------------------------------------------------------------------------------


               May 31, 2000 (24) Mercury Pan-European Growth Fund

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Diversified Telecommunication Services (concluded)

Spain            550,000  +Telefonica SA                                 $ 11,221,540      2.2%
--------------------------------------------------------------------------------------------------
United Kingdom   640,000   British Telecommunications PLC                   9,269,532      1.8
                 152,625   Cable & Wireless PLC                             2,543,634      0.5
                                                                         ---------------------
                                                                           11,813,166      2.3
--------------------------------------------------------------------------------------------------
United States     29,092  +NTL Incorporated                                 1,716,399      0.3
--------------------------------------------------------------------------------------------------
                           Total Investments in Diversified
                           Telecommunication Services                      52,284,582     10.1
--------------------------------------------------------------------------------------------------

Electrical Equipment

Switzerland       37,500   ABB Ltd.                                         4,634,956      0.9
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Electrical Equipment                             4,634,956      0.9
--------------------------------------------------------------------------------------------------

Food & Drug Retailing

France            45,000   Carrefour SA                                     3,165,448      0.6
--------------------------------------------------------------------------------------------------
United Kingdom 1,650,000   Tesco PLC                                        4,981,835      1.0
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Food & Drug Retailing                            8,147,283      1.6
--------------------------------------------------------------------------------------------------

Food Products

Netherlands      125,000   Koninklijke Numico NV                            5,351,098      1.0
--------------------------------------------------------------------------------------------------
Switzerland          620   Lindt & Spruengli AG 'R'                         3,361,534      0.7
                   4,350   Nestle SA (Registered Shares)                    8,263,717      1.6
                                                                         ---------------------
                                                                           11,625,251      2.3
--------------------------------------------------------------------------------------------------
United Kingdom   570,000   Unilever PLC                                     3,759,357      0.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Food Products              20,735,706      4.0
--------------------------------------------------------------------------------------------------

Hotels, Restaurants & Leisure

France           145,000   Accor SA                                         5,848,231      1.2
--------------------------------------------------------------------------------------------------
United Kingdom   430,000   Compass Group PLC                                4,813,980      0.9
--------------------------------------------------------------------------------------------------
                           Total Investments in Hotels,
                           Restaurants & Leisure                           10,662,211      2.1
--------------------------------------------------------------------------------------------------

Household Durables

Netherlands      148,000   Koninklijke (Royal) Philips
                           Electronics NV                                   6,569,034      1.3
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Household Durables                               6,569,034      1.3
--------------------------------------------------------------------------------------------------

IT Consulting & Services

France            13,594   Cap Gemini SA                                    2,532,762      0.5
--------------------------------------------------------------------------------------------------
                           Total Investments in IT
                           Consulting & Services                            2,532,762      0.5
--------------------------------------------------------------------------------------------------


               May 31, 2000 (25) Mercury Pan-European Growth Fund

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Industrial Conglomerates

Germany          105,000   Siemens AG                                    $ 15,463,468      3.0%
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Industrial Conglomerates                        15,463,468      3.0
--------------------------------------------------------------------------------------------------

Insurance

France            60,000   Axa                                              8,791,752      1.7
                  50,000   Axa (Rights)                                        88,567      0.0
                                                                         ---------------------
                                                                            8,880,319      1.7
--------------------------------------------------------------------------------------------------
Germany           13,500   Allianz AG (Registered Shares)                   4,851,461      0.9
                   9,570   Marschollek, Lautenschlaeger
                           und Partner AG (Preferred)                       4,526,361      0.9
                     596   Marschollek, Lautenschlaeger
                           und Partner AG                                     208,379      0.0
                  12,000   Muenchener Rueckversicherungs-
                           Gesellschaft AG (Registered Shares)              3,505,572      0.7
                                                                         ---------------------
                                                                           13,091,773      2.5
--------------------------------------------------------------------------------------------------
Sweden           210,000   Skandia Forsakrings AB                           5,358,926      1.1
--------------------------------------------------------------------------------------------------
United Kingdom   465,000   Allied Zurich PLC                                5,212,766      1.0
--------------------------------------------------------------------------------------------------
                           Total Investments in Insurance                  32,543,784      6.3
--------------------------------------------------------------------------------------------------

Machinery

Sweden           160,000   Atlas Copco AB 'A'                               3,550,427      0.7
--------------------------------------------------------------------------------------------------
United Kingdom 1,200,000   Invensys PLC                                     4,125,372      0.8
--------------------------------------------------------------------------------------------------
                           Total Investments in Machinery                   7,675,799      1.5
--------------------------------------------------------------------------------------------------

Media

Belgium           45,000   Compagnie Luxembourgeoise pour
                           l'Audio-Visuel et la Finance (Audiofina)         5,091,426      1.0
--------------------------------------------------------------------------------------------------
Netherlands       70,000   VNU NV                                           3,551,015      0.7
                   2,711   Wolters Kluwer NV 'A'                               65,897      0.0
                                                                         ---------------------
                                                                            3,616,912      0.7
--------------------------------------------------------------------------------------------------
United Kingdom   577,200   Reed International PLC                           3,813,315      0.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Media                      12,521,653      2.4
--------------------------------------------------------------------------------------------------

Metals & Mining

France           225,000   Usinor SA                                        2,691,779      0.5
--------------------------------------------------------------------------------------------------
United Kingdom   240,000   Rio Tinto PLC (Registered Shares)                3,540,645      0.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Metals & Mining             6,232,424      1.2
--------------------------------------------------------------------------------------------------


               May 31, 2000 (26) Mercury Pan-European Growth Fund

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Multi-Utilities

France            90,000   Vivendi                                       $  9,598,590      1.9%
--------------------------------------------------------------------------------------------------
Germany           85,000   Veba AG                                          4,335,595      0.8
--------------------------------------------------------------------------------------------------
                           Total Investments in Multi-Utilities            13,934,185      2.7
--------------------------------------------------------------------------------------------------

Multiline Retail

France            34,000   Pinault-Printemps-Redoute SA                     7,274,340      1.4
--------------------------------------------------------------------------------------------------
                           Total Investments in Multiline Retail            7,274,340      1.4
--------------------------------------------------------------------------------------------------

Oil & Gas

France            82,500   Total Fina SA 'B'                               12,922,623      2.5
--------------------------------------------------------------------------------------------------
United Kingdom 1,550,000   BP Amoco PLC                                    14,097,637      2.7
               1,870,000   Shell Transport & Trading Company               15,463,830      3.0
                                                                         ---------------------
                                                                           29,561,467      5.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Oil & Gas                  42,484,090      8.2
--------------------------------------------------------------------------------------------------

Personal Products

France             5,750   L'Oreal SA                                       3,938,088      0.8
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Personal Products                                3,938,088      0.8
--------------------------------------------------------------------------------------------------

Pharmaceuticals

France           115,000   Sanofi-Synthelabo SA                             4,985,934      1.0
--------------------------------------------------------------------------------------------------
Switzerland        6,750   Novartis AG (Registered Shares)                  9,915,929      1.9
                     900   Roche Holding AG (Genuss)                        9,451,327      1.9
                                                                         ---------------------
                                                                           19,367,256      3.8
--------------------------------------------------------------------------------------------------
United Kingdom   115,000   AstraZeneca Group PLC                            4,843,874      0.9
                 310,000   Glaxo Wellcome PLC                               8,757,447      1.7
                 445,000   SmithKline Beecham PLC                           5,680,308      1.1
                                                                         ---------------------
                                                                           19,281,629      3.7
--------------------------------------------------------------------------------------------------
                           Total Investments in Pharmaceuticals            43,634,819      8.5
--------------------------------------------------------------------------------------------------

Software

Germany            7,144   SAP AG (Systeme, Anwendungen,
                           Produkte in der Datenverarbeitung)
                           (Preferred)                                      3,763,196      0.7
                  47,000   Software AG                                      4,162,635      0.8
--------------------------------------------------------------------------------------------------
                           Total Investments in Software                    7,925,831      1.5
--------------------------------------------------------------------------------------------------


               May 31, 2000 (27) Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
                                                                         -------------------------
                 Shares                                                                 Percent of
Industries        Held            Investments                               Value       Net Assets
--------------------------------------------------------------------------------------------------
Textiles & Apparel

France             8,500   LVMH (Louis Vuitton Moet Hennessy)            $  3,446,404      0.7%
--------------------------------------------------------------------------------------------------
                           Total Investments in
                           Textiles & Apparel                               3,446,404      0.7
--------------------------------------------------------------------------------------------------

Wireless Telecommunication Services

Italy          1,050,000   Telecom Italia Mobile (TIM) SpA                  4,401,440      0.9
--------------------------------------------------------------------------------------------------
Portugal         170,000  +Telecel-Comunicacoes Pessoais, SA                2,743,249      0.5
--------------------------------------------------------------------------------------------------
United Kingdom 5,900,000   Vodafone AirTouch PLC                           26,897,127      5.2
--------------------------------------------------------------------------------------------------
                           Total Investments in Wireless
                           Telecommunication Services                      34,041,816      6.6
--------------------------------------------------------------------------------------------------
                           Total Investments
                           (Cost--$417,583,041)                           496,931,246     96.2
                           Other Assets Less Liabilities                       932,594     0.2
                           Foreign Time Deposits*                          18,781,000     3.6
                                                                         ---------------------
                           Net Assets                                    $516,644,840   100.0%
                                                                         =====================
--------------------------------------------------------------------------------------------------

+     Non-income producing security.

*     Foreign time deposits bear interest at 6.75% and mature on 6/01/2000.

      See Notes to Financial Statements.


               May 31, 2000 (28) Mercury Pan-European Growth Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of May 31, 2000
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Assets:

Investments, at value (identified
  cost--$417,583,041)                                              $496,931,246
Cash                                                                        582
Foreign cash                                                             15,437
Foreign time deposits                                                18,781,000
Receivables:
  Securities sold                                 $ 19,044,835
  Dividends                                          1,795,649
  Contributions                                        321,142
  Interest                                               3,522       21,165,148
                                                  -----------------------------
Total assets                                                        536,893,413
                                                                   ------------
--------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                              19,119,978
  Withdrawals                                          665,103
  Investment adviser                                   272,271       20,057,352
                                                  ------------
Accrued expenses                                                        191,221
                                                                   ------------
Total liabilities                                                    20,248,573
                                                                   ------------
--------------------------------------------------------------------------------

Net Assets:

Net assets                                                         $516,644,840
                                                                   ============
--------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                  $437,411,145
Unrealized appreciation on investments
  and foreign currency transactions--net                             79,233,695
                                                                   ------------
Net assets                                                         $516,644,840
                                                                   ============
--------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2000 (29) Mercury Pan-European Growth Fund

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2000
--------------------------------------------------------------------------------

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

Investment Income:

Dividends (net of $1,161,649 foreign withholding tax)                    $  8,583,859
Interest and discount earned                                                  125,475
                                                                         ------------
Total income                                                                8,709,334
                                                                         ------------
-------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                $  4,151,090
Custodian fees                                               442,426
Professional fees                                             74,048
Accounting services                                           44,547
Trustees' fees and expenses                                   26,262
Interest expense                                               8,667
Pricing fees                                                   5,754
Other                                                          9,628
                                                        ------------
Total expenses                                                              4,762,422
                                                                         ------------
Investment income--net                                                      3,946,912
                                                                         ------------
-------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on Investments &
Foreign Currency Transactions--Net:

Realized gain (loss) from:
  Investments--net                                           448,294
  Foreign currency transactions--net                        (328,441)        119,853
                                                        ------------
Change in unrealized appreciation/depreciation on:
  Investments--net                                        75,495,051
  Foreign currency transactions--net                           2,563      75,497,614
                                                        ----------------------------
Net Increase in Net Assets Resulting from Operations                    $ 79,564,379
                                                                        ============
-------------------------------------------------------------------------------------

See Notes to Financial Statements.


               May 31, 2000 (30) Mercury Pan-European Growth Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

                                                          For the     For the Period
                                                        Year Ended    Oct. 30, 1998+
Increase (Decrease) in Net Asset Value:                May 31, 2000   to May 31, 1999
-------------------------------------------------------------------------------------
Operations:

Investment income--net                                 $   3,946,912    $   6,010,445
Realized gains on investments and foreign
  currency transactions--net                                 119,853        5,212,573
Change in unrealized appreciation/depreciation on
  investments and foreign currency transactions--net      75,497,614        3,736,081
                                                       ------------------------------
Net increase in net assets resulting from operations      79,564,379       14,959,099
                                                       ------------------------------
-------------------------------------------------------------------------------------

Net Capital Contributions:

Increase (decrease) in net assets derived from net
  capital contributions                                 (116,116,372)     538,087,634
                                                       ------------------------------
-------------------------------------------------------------------------------------

Net Assets:

Total increase (decrease) in net assets                  (36,551,993)     553,046,733
Beginning of period                                      553,196,833          150,100
                                                       ------------------------------
End of period                                          $ 516,644,840    $ 553,196,833
                                                       ==============================
-------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               May 31, 2000 (31) Mercury Pan-European Growth Fund

FINANCIAL HIGHLIGHTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================
The following ratios have been derived from information provided in the financial statements.

                                                    For the     For the Period
                                                   Year Ended   Oct. 30, 1998+
                                                  May 31, 2000  to May 31, 1999
------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses                                                  .86%            .89%*
                                                  ============================

Investment income--net                                    .71%            1.88%*
                                                  ============================
------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)          $    516,645    $    553,197
                                                  ============================

Portfolio turnover                                      55.61%          18.95%
                                                  ============================
------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


               May 31, 2000 (32) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Mercury Master Pan-European Growth Portfolio (the "Portfolio") is part of Mercury Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is


               May 31, 2000 (33) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax


               May 31, 2000 (34) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends, and capital gains at various rates.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Mercury Asset Management International Ltd. ("Mercury International"), an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      Mercury International is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. The Trust has entered into a Sub-Advisory Agreement with FAM with respect to the Portfolio, pursuant to which FAM provides investment advisory services with respect to the Portfolio's daily cash assets. Mercury International has agreed to pay FAM a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that Mercury International actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.

      Accounting services are provided to the Portfolio by FAM at cost.

      In addition, MLPF&S received $46,344 in commissions on the execution of portfolio security transactions for the Portfolio for the year ended May 31, 2000.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Asset Management Funds, Inc., Mercury International, FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2000, were $301,746,084 and $425,253,274, respectively.


               May 31, 2000 (35) Mercury Pan-European Growth Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Net realized gains (losses) for the year ended May 31, 2000 and net unrealized gains (losses) as of May 31, 2000 were as follows:

                                                    Realized        Unrealized
                                                 Gains (Losses)   Gains (Losses)
-------------------------------------------------------------------------------

      Long-term Investments                       $    448,294     $ 79,348,205
      Foreign currency transactions                   (328,441)        (114,510)
                                                  -----------------------------
      Total                                       $    119,853     $ 79,233,695
                                                  =============================
-------------------------------------------------------------------------------

      As of May 31, 2000, net unrealized appreciation for Federal income tax purposes aggregated $78,773,251, of which $100,735,551 related to appreciated securities and $21,962,300 related to depreciated securities. At May 31, 2000, the aggregate cost of investments for Federal income tax purposes was $418,157,995.

(4)   Commitments:

      At May 31, 2000, the Portfolio had entered into foreign exchange contracts under which it had agreed to purchase and sell various foreign currencies with approximate values of $13,910,000 and $13,920,000, respectively.


               May 31, 2000 (36) Mercury Pan-European Growth Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors,
Mercury Master Pan-European Growth Portfolio
(One of the Series constituting Mercury Asset Management Master Trust):

We have audited the accompanying statement of assets and liabilities of Mercury Master Pan-European Growth Portfolio, including the schedule of investments, as of May 31, 2000, the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period October 30, 1998 (commencement of operations) to May 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Mercury Master Pan-European Growth Portfolio as of May 31, 2000, the results of its operation for the year then ended and the changes in its net assets, and the financial highlights for the year then ended and for the period from October 30, 1998 (commencement of operations) to May 31, 1999, in accordance with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
July 17, 2000


               May 31, 2000 (37) Mercury Pan-European Growth Fund

MERCURY MASTER PAN-EUROPEAN
GROWTH PORTFOLIO (UNAUDITED)

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
================================================================================

                                 Portfolio          Index           Portfolio
As of May 31, 2000               Allocation       Allocation      Versus Index
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY
Auto Components                      0.5%             0.4%            +0.1
Automobiles                          0.5              1.4             -0.9
Hotels, Restaurants & Leisure        2.2              0.9             +1.3
Household Durables                   1.2              1.1             +0.1
Internet & Catalog Retail            0.0              0.1             -0.1
Media                                2.4              2.9             -0.5
Multiline Retail                     1.5              1.1             +0.4
Specialty Retail                     0.0              0.6             -0.6
Textiles & Apparel                   0.6              0.9             -0.3
--------------------------------------------------------------------------------
Total Consumer Discretionary         8.9              9.4             -0.5
--------------------------------------------------------------------------------
CONSUMER STAPLES
Beverages                            0.0              1.0             -1.0
Food & Drug Retailing                1.6              1.9             -0.3
Food Products                        4.1              2.7             +1.4
Personal Products                    0.7              0.8             -0.1
Tobacco                              0.0              0.3             -0.3
--------------------------------------------------------------------------------
Total Consumer Staples               6.4              6.7             -0.3
--------------------------------------------------------------------------------
ENERGY
Energy Equipment & Service           0.0              0.1             -0.1
Oil & Gas                            8.2              8.2              0.0
--------------------------------------------------------------------------------
Total Energy                         8.2              8.3             -0.1
--------------------------------------------------------------------------------
FINANCIALS
Banks                               11.8             12.8             -1.0
Diversified Financials               2.8              1.8             +1.0
Insurance                            6.5              6.9             -0.4
Real Estate                          0.0              0.6             -0.6
--------------------------------------------------------------------------------
Total Financials                    21.1             22.1             -1.0
--------------------------------------------------------------------------------
HEALTH CARE
Biotechnology                        0.0              0.1             -0.1
Health Care Equipment & Supplies     0.0              0.2             -0.2
Health Care Providers & Services     0.0              0.2             -0.2
Pharmaceuticals                      8.5              8.7             -0.2
--------------------------------------------------------------------------------
Total Health Care                    8.5              9.2             -0.7
--------------------------------------------------------------------------------


               May 31, 2000 (38) Mercury Pan-European Growth Fund

MERCURY MASTER PAN-EUROPEAN
GROWTH PORTFOLIO (UNAUDITED) (CONCLUDED)

                                 Portfolio          Index           Portfolio
As of May 31, 2000               Allocation       Allocation      Versus Index
--------------------------------------------------------------------------------
INDUSTRIALS
Aerospace & Defense                  0.0              0.4             -0.4
Air Freight & Couriers               0.0              0.3             -0.3
Airlines                             0.0              0.4             -0.4
Building Products                    0.0              0.3             -0.3
Commercial Services & Supplies       2.7              1.0             +1.7
Construction & Engineering           0.5              0.6             -0.1
Electrical Equipment                 0.8              0.8              0.0
Industrial Conglomerates             2.9              1.7             +1.2
Machinery                            1.3              1.1             +0.2
Marine                               0.0              0.6             -0.6
Road & Rail                          0.0              0.1             -0.1
Trading Companies & Distributors     0.0              0.1             -0.1
Transportation Infrastructure        0.0              0.2             -0.2
--------------------------------------------------------------------------------
Total Industrials                    8.2              7.6             +0.6
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY
Communications Equipment             8.7%             8.0%            +0.7
Computers & Peripherals              0.0              0.1             -0.1
IT Consulting & Services             0.4              0.8             -0.4
Semiconductor Equipment & Products   0.0              1.2             -1.2
Software                             1.7              1.2             +0.5
--------------------------------------------------------------------------------
Total Information Technology        10.8             11.3             -0.5
--------------------------------------------------------------------------------
MATERIALS
Chemicals                            3.0              1.5             +1.5
Construction Materials               0.4              0.8             -0.4
Containers & Packaging               0.0              0.1             -0.1
Metals & Mining                      1.2              0.8              0.4
Paper & Forest Products              0.0              0.3             -0.3
--------------------------------------------------------------------------------
Total Materials                      4.6              3.5             +1.1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES
Diversified Telecommunication
  Services                          10.1             11.1             -1.0
Wireless Telecommunications
  Services                           6.7              5.5             +1.2
--------------------------------------------------------------------------------
Total Telecommunication Services    16.8             16.6             +0.2
--------------------------------------------------------------------------------
UTILITIES
Electric Utilities                   0.0              2.5             -2.5
Gas Utilities                        0.0              0.7             -0.7
Multi-Utilities                      2.7              2.0             +0.7
Water Utilities                      0.0              0.1             -0.1
--------------------------------------------------------------------------------
Total Utilities                      2.7              5.3             -2.6
--------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                 3.8              0.0             +3.8
--------------------------------------------------------------------------------
TOTAL                              100.0%           100.0%
--------------------------------------------------------------------------------


               May 31, 2000 (39) Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and
  Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

Mercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper             MERCPAN--5/00